Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$16,606	$17,937
Total agency securities (Cost $16,606)				17,937

	Shares
Common stocks: 65.20%
Communication services: 5.47%
Diversified telecommunication services: 0.47%
AT&T, Inc.	168,832	2,692,870
Verizon Communications, Inc.	99,282	3,692,298
		6,385,168
Entertainment: 0.91%
Activision Blizzard, Inc.†	16,895	1,424,249
Electronic Arts, Inc.	6,152	797,914
Live Nation Entertainment, Inc.†	3,399	309,683
Netflix, Inc.†	10,498	4,624,264
Take-Two Interactive Software, Inc.†	3,744	550,967
Walt Disney Co.†	43,154	3,852,789
Warner Bros Discovery, Inc.†	52,354	656,519
		12,216,385
Interactive media & services: 3.47%
Alphabet, Inc. Class A†	140,304	16,794,389
Alphabet, Inc. Class C†	120,687	14,599,506
Match Group, Inc.†	6,576	275,206
Meta Platforms, Inc. Class A†	52,243	14,992,696
		46,661,797
Media: 0.48%
Charter Communications, Inc. Class A†	2,454	901,526
Comcast Corp. Class A	98,229	4,081,415
Fox Corp. Class A	6,354	216,036
Fox Corp. Class B	3,227	102,909
Interpublic Group of Cos., Inc.	9,117	351,734
News Corp. Class A	8,997	175,441
News Corp. Class B	2,773	54,684
Omnicom Group, Inc.	4,712	448,347
Paramount Global Class B	11,974	190,506
		6,522,598
Wireless telecommunication services: 0.14%
T-Mobile U.S., Inc.†	13,602	1,889,318
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Consumer discretionary: 6.95%
Automobile components: 0.07%
Aptiv PLC†	6,388	$652,151
BorgWarner, Inc.	5,535	270,717
		922,868
Automobiles: 1.44%
Ford Motor Co.	92,810	1,404,215
General Motors Co.	32,829	1,265,886
Tesla, Inc.†	63,624	16,654,855
		19,324,956
Broadline retail: 2.10%
Amazon.com, Inc.†	210,810	27,481,192
eBay, Inc.	12,628	564,345
Etsy, Inc.†	2,913	246,469
		28,292,006
Distributors: 0.09%
Genuine Parts Co.	3,318	561,505
LKQ Corp.	5,997	349,445
Pool Corp.	922	345,418
		1,256,368
Hotels, restaurants & leisure: 1.35%
Booking Holdings, Inc.†	872	2,354,688
Caesars Entertainment, Inc.†	5,082	259,030
Carnival Corp.†	23,720	446,648
Chipotle Mexican Grill, Inc.†	652	1,394,628
Darden Restaurants, Inc.	2,856	477,180
Domino’s Pizza, Inc.	835	281,387
Expedia Group, Inc.†	3,368	368,425
Hilton Worldwide Holdings, Inc.	6,249	909,542
Las Vegas Sands Corp.†	7,761	450,138
Marriott International, Inc. Class A	6,089	1,118,488
McDonald’s Corp.	17,242	5,145,185
MGM Resorts International†	7,131	313,194
Norwegian Cruise Line Holdings Ltd.†	10,017	218,070
Royal Caribbean Cruises Ltd.†	5,194	538,826
Starbucks Corp.	27,074	2,681,950
Wynn Resorts Ltd.	2,446	258,322
Yum! Brands, Inc.	6,615	916,508
		18,132,209
Household durables: 0.24%
D.R. Horton, Inc.	7,330	891,988
Garmin Ltd.	3,614	376,904
Lennar Corp. Class A	5,993	750,983
Mohawk Industries, Inc.†	1,248	128,744
Newell Brands, Inc.	8,899	77,421
See accompanying notes to portfolio of investments
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Household durables (continued)
NVR, Inc.†	72	$457,245
PulteGroup, Inc.	5,272	409,529
Whirlpool Corp.	1,293	192,385
		3,285,199
Leisure products: 0.01%
Hasbro, Inc.	3,077	199,297
Specialty retail: 1.37%
Advance Auto Parts, Inc.	1,404	98,701
AutoZone, Inc.†	434	1,082,118
Bath & Body Works, Inc.	5,407	202,763
Best Buy Co., Inc.	4,596	376,642
CarMax, Inc.†	3,736	312,703
Home Depot, Inc.	23,915	7,428,956
Lowe’s Cos., Inc.	14,084	3,178,759
O’Reilly Automotive, Inc.†	1,438	1,373,721
Ross Stores, Inc.	8,078	905,786
TJX Cos., Inc.	27,194	2,305,779
Tractor Supply Co.	2,588	572,207
Ulta Beauty, Inc.†	1,183	556,714
		18,394,849
Textiles, apparel & luxury goods: 0.28%
NIKE, Inc. Class B	29,097	3,211,436
Ralph Lauren Corp.	971	119,725
Tapestry, Inc.	5,474	234,287
VF Corp.	7,802	148,940
		3,714,388
Consumer staples: 4.35%
Beverages: 1.09%
Brown-Forman Corp. Class B	4,319	288,423
Coca-Cola Co.	91,917	5,535,242
Constellation Brands, Inc. Class A	3,808	937,263
Keurig Dr Pepper, Inc.	19,891	621,991
Molson Coors Beverage Co. Class B	4,434	291,934
Monster Beverage Corp.†	18,045	1,036,505
PepsiCo, Inc.	32,536	6,026,318
		14,737,676
Consumer staples distribution & retail: 1.19%
Costco Wholesale Corp.	10,473	5,638,454
Dollar General Corp.	5,174	878,442
Dollar Tree, Inc.†	4,910	704,585
Kroger Co.	15,423	724,881
Sysco Corp.	11,966	887,877
Target Corp.	10,900	1,437,710
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail (continued)
Walgreens Boots Alliance, Inc.	16,912	$481,823
Walmart, Inc.	33,124	5,206,430
		15,960,202
Food products: 0.68%
Archer-Daniels-Midland Co.	12,862	971,853
Bunge Ltd.	3,556	335,509
Campbell Soup Co.	4,739	216,620
Conagra Brands, Inc.	11,263	379,788
General Mills, Inc.	13,871	1,063,906
Hershey Co.	3,478	868,457
Hormel Foods Corp.	6,841	275,145
J M Smucker Co.	2,518	371,833
Kellogg Co.	6,071	409,185
Kraft Heinz Co.	18,839	668,784
Lamb Weston Holdings, Inc.	3,441	395,543
McCormick & Co., Inc.	5,924	516,750
Mondelez International, Inc. Class A	32,162	2,345,896
Tyson Foods, Inc. Class A	6,745	344,265
		9,163,534
Household products: 0.90%
Church & Dwight Co., Inc.	5,769	578,227
Clorox Co.	2,920	464,397
Colgate-Palmolive Co.	19,591	1,509,291
Kimberly-Clark Corp.	7,968	1,100,062
Procter & Gamble Co.	55,663	8,446,303
		12,098,280
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	5,476	1,075,377
Tobacco: 0.41%
Altria Group, Inc.	42,156	1,909,667
Philip Morris International, Inc.	36,657	3,578,456
		5,488,123
Energy: 2.68%
Energy equipment & services: 0.23%
Baker Hughes Co.	23,908	755,732
Halliburton Co.	21,306	702,885
Schlumberger NV	33,661	1,653,428
		3,112,045
Oil, gas & consumable fuels: 2.45%
APA Corp.	7,288	249,031
Chevron Corp.	41,155	6,475,739
ConocoPhillips†	28,577	2,960,863
Coterra Energy, Inc.	17,888	452,566
See accompanying notes to portfolio of investments
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Devon Energy Corp.	15,154	$732,544
Diamondback Energy, Inc.	4,277	561,827
EOG Resources, Inc.	13,812	1,580,645
EQT Corp.	8,541	351,291
Exxon Mobil Corp.	95,480	10,240,230
Hess Corp.	6,526	887,210
Kinder Morgan, Inc.	46,577	802,056
Marathon Oil Corp.	14,585	335,747
Marathon Petroleum Corp.	10,020	1,168,332
Occidental Petroleum Corp.	16,968	997,718
ONEOK, Inc.	10,567	652,195
Phillips 66	10,837	1,033,633
Pioneer Natural Resources Co.	5,520	1,143,634
Targa Resources Corp.	5,338	406,222
Valero Energy Corp.	8,538	1,001,508
Williams Cos., Inc.	28,769	938,733
		32,971,724
Financials: 8.10%
Banks: 1.95%
Bank of America Corp.	163,735	4,697,557
Citigroup, Inc.	45,975	2,116,689
Citizens Financial Group, Inc.	11,430	298,094
Comerica, Inc.	3,110	131,740
Fifth Third Bancorp	16,076	421,352
Huntington Bancshares, Inc.	34,093	367,522
JPMorgan Chase & Co.	69,013	10,037,251
KeyCorp	22,087	204,084
M&T Bank Corp.	3,917	484,768
PNC Financial Services Group, Inc.	9,425	1,187,079
Regions Financial Corp.	22,159	394,873
Truist Financial Corp.	31,455	954,659
U.S. Bancorp	32,944	1,088,470
Wells Fargo & Co.	88,613	3,782,003
Zions Bancorp NA	3,498	93,956
		26,260,097
Capital markets: 1.73%
Ameriprise Financial, Inc.	2,460	817,114
Bank of New York Mellon Corp.	16,959	755,015
BlackRock, Inc.	3,537	2,444,562
Cboe Global Markets, Inc.	2,493	344,059
Charles Schwab Corp.	35,095	1,989,185
CME Group, Inc.	8,495	1,574,039
FactSet Research Systems, Inc.	905	362,588
Franklin Resources, Inc.	6,742	180,079
Goldman Sachs Group, Inc.	7,851	2,532,261
Intercontinental Exchange, Inc.	13,222	1,495,144
Invesco Ltd.	10,820	181,884
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 5

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Capital markets (continued)
MarketAxess Holdings, Inc.	890	$232,664
Moody’s Corp.	3,727	1,295,952
Morgan Stanley	30,764	2,627,246
MSCI, Inc.	1,891	887,427
Nasdaq, Inc.	7,997	398,650
Northern Trust Corp.	4,920	364,769
Raymond James Financial, Inc.	4,504	467,380
S&P Global, Inc.	7,746	3,105,294
State Street Corp.	7,894	577,683
T Rowe Price Group, Inc.	5,304	594,154
		23,227,149
Consumer finance: 0.33%
American Express Co.	14,042	2,446,116
Capital One Financial Corp.	9,017	986,189
Discover Financial Services	5,997	700,750
Synchrony Financial	10,121	343,304
		4,476,359
Financial services: 2.74%
Berkshire Hathaway, Inc. Class B†	42,114	14,360,874
Fidelity National Information Services, Inc.	13,991	765,308
Fiserv, Inc.†	14,578	1,839,015
FleetCor Technologies, Inc.†	1,744	437,883
Global Payments, Inc.	6,186	609,445
Jack Henry & Associates, Inc.	1,721	287,975
Mastercard, Inc. Class A	19,761	7,772,001
PayPal Holdings, Inc.†	26,349	1,758,269
Visa, Inc. Class A	38,216	9,075,535
		36,906,305
Insurance: 1.35%
Aflac, Inc.	12,985	906,353
Allstate Corp.	6,208	676,920
American International Group, Inc.	17,092	983,474
Aon PLC Class A	4,824	1,665,245
Arch Capital Group Ltd.†	8,795	658,306
Arthur J Gallagher & Co.	5,059	1,110,805
Assurant, Inc.	1,255	157,779
Brown & Brown, Inc.	5,560	382,750
Chubb Ltd.	9,781	1,883,429
Cincinnati Financial Corp.	3,713	361,349
Everest Re Group Ltd.	1,013	346,304
Globe Life, Inc.	2,099	230,092
Hartford Financial Services Group, Inc.	7,327	527,691
Lincoln National Corp.	3,644	93,869
Loews Corp.	4,467	265,250
Marsh & McLennan Cos., Inc.	11,683	2,197,339
MetLife, Inc.	15,192	858,804
See accompanying notes to portfolio of investments
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	5,332	$404,379
Progressive Corp.	13,824	1,829,883
Prudential Financial, Inc.	8,620	760,456
Travelers Cos., Inc.	5,455	947,315
W R Berkley Corp.	4,742	282,434
Willis Towers Watson PLC	2,513	591,812
		18,122,038
Health care: 8.75%
Biotechnology: 1.25%
AbbVie, Inc.	41,666	5,613,660
Amgen, Inc.	12,619	2,801,671
Biogen, Inc.†	3,418	973,617
Gilead Sciences, Inc.	29,458	2,270,328
Incyte Corp.†	4,373	272,219
Moderna, Inc.†	7,742	940,653
Regeneron Pharmaceuticals, Inc.†	2,548	1,830,840
Vertex Pharmaceuticals, Inc.†	6,082	2,140,317
		16,843,305
Health care equipment & supplies: 1.89%
Abbott Laboratories	41,067	4,477,124
Align Technology, Inc.†	1,681	594,469
Baxter International, Inc.	11,946	544,260
Becton Dickinson & Co.	6,707	1,770,715
Boston Scientific Corp.†	33,953	1,836,518
Cooper Cos., Inc.	1,168	447,846
Dentsply Sirona Inc.	5,018	200,820
Dexcom, Inc.†	9,154	1,176,380
Edwards Lifesciences Corp.†	14,317	1,350,523
GE HealthCare Technologies, Inc.	9,234	750,170
Hologic, Inc.†	5,812	470,598
IDEXX Laboratories, Inc.†	1,960	984,371
Insulet Corp.†	1,646	474,608
Intuitive Surgical, Inc.†	8,275	2,829,553
Medtronic PLC	31,419	2,768,014
ResMed, Inc.	3,470	758,195
STERIS PLC	2,345	527,578
Stryker Corp.	7,979	2,434,313
Teleflex, Inc.	1,109	268,411
Zimmer Biomet Holdings, Inc.	4,926	717,226
		25,381,692
Health care providers & services: 1.88%
AmerisourceBergen Corp.	3,825	736,045
Cardinal Health, Inc.	6,013	568,649
Centene Corp.†	12,960	874,152
Cigna Group	6,987	1,960,552
CVS Health Corp.	30,276	2,092,980
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 7

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Health care providers & services (continued)
DaVita, Inc.†	1,307	$131,314
Elevance Health, Inc.	5,598	2,487,135
HCA Healthcare, Inc.	4,872	1,478,555
Henry Schein, Inc.†	3,094	250,923
Humana, Inc.	2,951	1,319,481
Laboratory Corp. of America Holdings	2,092	504,862
McKesson Corp.	3,202	1,368,247
Molina Healthcare, Inc.†	1,377	414,808
Quest Diagnostics, Inc.	2,645	371,781
UnitedHealth Group, Inc.	21,987	10,567,832
Universal Health Services, Inc. Class B	1,486	234,446
		25,361,762
Life sciences tools & services: 1.03%
Agilent Technologies, Inc.	6,983	839,706
Bio-Rad Laboratories, Inc. Class A†	504	191,076
Bio-Techne Corp.	3,718	303,500
Charles River Laboratories International, Inc.†	1,209	254,192
Danaher Corp.	15,684	3,764,160
Illumina, Inc.†	3,734	700,088
IQVIA Holdings, Inc.†	4,382	984,942
Mettler-Toledo International, Inc.†	520	682,053
Revvity, Inc.	2,962	351,856
Thermo Fisher Scientific, Inc.	9,109	4,752,621
Waters Corp.†	1,394	371,557
West Pharmaceutical Services, Inc.	1,753	670,470
		13,866,221
Pharmaceuticals: 2.70%
Bristol-Myers Squibb Co.	49,614	3,172,815
Catalent, Inc.†	4,253	184,410
Eli Lilly & Co.	18,607	8,726,311
Johnson & Johnson	61,372	10,158,293
Merck & Co., Inc.	59,924	6,914,630
Organon & Co.	6,024	125,359
Pfizer, Inc.	133,320	4,890,178
Viatris, Inc.	28,316	282,594
Zoetis, Inc.	10,913	1,879,328
		36,333,918
Industrials: 5.60%
Aerospace & defense: 1.08%
Axon Enterprise, Inc.†	1,658	323,509
Boeing Co.†	13,355	2,820,042
General Dynamics Corp.	5,313	1,143,092
Howmet Aerospace, Inc.	8,687	430,528
Huntington Ingalls Industries, Inc.	942	214,399
L3Harris Technologies, Inc.	4,474	875,875
Lockheed Martin Corp.	5,323	2,450,603
See accompanying notes to portfolio of investments
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Northrop Grumman Corp.	3,371	$1,536,502
Raytheon Technologies Corp.	34,507	3,380,306
Textron, Inc.	4,763	322,121
TransDigm Group, Inc.	1,232	1,101,617
		14,598,594
Air freight & logistics: 0.38%
CH Robinson Worldwide, Inc.	2,750	259,463
Expeditors International of Washington, Inc.	3,608	437,037
FedEx Corp.	5,461	1,353,782
United Parcel Service, Inc. Class B	17,117	3,068,222
		5,118,504
Building products: 0.29%
A O Smith Corp.	2,941	214,046
Allegion PLC	2,077	249,282
Carrier Global Corp.	19,716	980,082
Johnson Controls International PLC	16,203	1,104,073
Masco Corp.	5,316	305,032
Trane Technologies PLC	5,386	1,030,126
		3,882,641
Commercial services & supplies: 0.33%
Cintas Corp.	2,042	1,015,038
Copart, Inc.†	10,130	923,957
Republic Services, Inc.	4,855	743,640
Rollins, Inc.	5,470	234,280
Waste Management, Inc.	8,743	1,516,211
		4,433,126
Construction & engineering: 0.05%
Quanta Services, Inc.	3,428	673,431
Electrical equipment: 0.38%
AMETEK, Inc.	5,443	881,113
Eaton Corp. PLC	9,413	1,892,954
Emerson Electric Co.	13,497	1,219,994
Generac Holdings, Inc.†	1,469	219,072
Rockwell Automation, Inc.	2,713	893,798
		5,106,931
Ground transportation: 0.52%
CSX Corp.	48,013	1,637,243
J.B Hunt Transport Services, Inc.	1,958	354,457
Norfolk Southern Corp.	5,376	1,219,062
Old Dominion Freight Line, Inc.	2,123	784,979
Union Pacific Corp.	14,399	2,946,323
		6,942,064
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Industrial conglomerates: 0.55%
3M Co.	13,028	$1,303,973
General Electric Co.	25,717	2,825,012
Honeywell International, Inc.	15,715	3,260,862
		7,389,847
Machinery: 1.16%
Caterpillar, Inc.	12,171	2,994,674
Cummins, Inc.	3,343	819,570
Deere & Co.	6,368	2,580,250
Dover Corp.	3,303	487,688
Fortive Corp.	8,349	624,255
IDEX Corp.	1,785	384,239
Illinois Tool Works, Inc.	6,531	1,633,795
Ingersoll Rand, Inc.	9,553	624,384
Nordson Corp.	1,271	315,437
Otis Worldwide Corp.	9,760	868,738
PACCAR, Inc.	12,341	1,032,325
Parker-Hannifin Corp.	3,030	1,181,821
Pentair plc	3,895	251,617
Snap-on, Inc.	1,250	360,237
Stanley Black & Decker, Inc.	3,617	338,949
Westinghouse Air Brake Technologies Corp.	4,248	465,878
Xylem, Inc.	5,651	636,416
		15,600,273
Passenger airlines: 0.15%
Alaska Air Group, Inc.†	3,021	160,657
American Airlines Group, Inc.†	15,418	276,599
Delta Air Lines, Inc.†	15,178	721,562
Southwest Airlines Co.	14,053	508,859
United Airlines Holdings, Inc.†	7,745	424,968
		2,092,645
Professional services: 0.54%
Automatic Data Processing, Inc.	9,756	2,144,271
Broadridge Financial Solutions, Inc.	2,786	461,445
Ceridian HCM Holding, Inc.†	3,661	245,177
CoStar Group, Inc.†	9,648	858,672
Equifax, Inc.	2,896	681,429
Jacobs Solutions, Inc.	2,996	356,194
Leidos Holdings, Inc.	3,239	286,587
Paychex, Inc.	7,577	847,639
Paycom Software, Inc.	1,148	368,784
Robert Half International, Inc.	2,545	191,435
Verisk Analytics, Inc.	3,419	772,797
		7,214,430
Trading companies & distributors: 0.17%
Fastenal Co.	13,485	795,480
See accompanying notes to portfolio of investments
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
United Rentals, Inc.	1,623	$722,835
WW Grainger, Inc.	1,054	831,174
		2,349,489
Information technology: 18.43%
Communications equipment: 0.56%
Arista Networks, Inc.†	5,897	955,668
Cisco Systems, Inc.	96,728	5,004,707
F5, Inc.†	1,428	208,859
Juniper Networks, Inc.	7,595	237,952
Motorola Solutions, Inc.	3,961	1,161,682
		7,568,868
Electronic equipment, instruments & components: 0.39%
Amphenol Corp. Class A	14,059	1,194,312
CDW Corp.	3,183	584,081
Corning, Inc.	18,069	633,138
Keysight Technologies, Inc.†	4,207	704,462
TE Connectivity Ltd.	7,442	1,043,071
Teledyne Technologies, Inc.†	1,111	456,743
Trimble, Inc.†	5,851	309,752
Zebra Technologies Corp. Class A†	1,215	359,433
		5,284,992
IT services: 0.75%
Accenture PLC Class A	14,914	4,602,162
Akamai Technologies, Inc.†	3,594	322,993
Cognizant Technology Solutions Corp. Class A	11,985	782,381
DXC Technology Co.†	5,377	143,673
EPAM Systems, Inc.†	1,368	307,458
Gartner, Inc.†	1,867	654,029
International Business Machines Corp.	21,445	2,869,555
VeriSign, Inc.†	2,139	483,350
		10,165,601
Semiconductors & semiconductor equipment: 4.81%
Advanced Micro Devices, Inc.†	38,031	4,332,111
Analog Devices, Inc.	11,946	2,327,200
Applied Materials, Inc.	19,958	2,884,729
Broadcom, Inc.	9,846	8,540,716
Enphase Energy, Inc.†	3,236	541,965
First Solar, Inc.†	2,346	445,951
Intel Corp.	98,503	3,293,940
KLA Corp.	3,240	1,571,465
Lam Research Corp.	3,173	2,039,795
Microchip Technology, Inc.	12,937	1,159,026
Micron Technology, Inc.	25,845	1,631,078
Monolithic Power Systems, Inc.	1,064	574,805
NVIDIA Corp.	58,406	24,706,906
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 11

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
NXP Semiconductors NV	6,134	$1,255,507
ON Semiconductor Corp.†	10,199	964,621
Qorvo, Inc.†	2,359	240,689
QUALCOMM, Inc.	26,308	3,131,704
Skyworks Solutions, Inc.	3,759	416,084
SolarEdge Technologies, Inc.†	1,331	358,106
Teradyne, Inc.	3,661	407,579
Texas Instruments, Inc.	21,435	3,858,729
		64,682,706
Software: 6.73%
Adobe, Inc.†	10,833	5,297,229
ANSYS, Inc.†	2,047	676,063
Autodesk, Inc.†	5,057	1,034,713
Cadence Design Systems, Inc.†	6,440	1,510,309
Fair Isaac Corp.†	590	477,434
Fortinet, Inc.†	15,391	1,163,406
Gen Digital, Inc.	13,433	249,182
Intuit, Inc.	6,625	3,035,509
Microsoft Corp.	175,598	59,798,143
Oracle Corp.	36,343	4,328,088
Palo Alto Networks, Inc.†	7,146	1,825,874
PTC, Inc.†	2,516	358,027
Roper Technologies, Inc.	2,517	1,210,173
Salesforce, Inc.†	23,121	4,884,542
ServiceNow, Inc.†	4,812	2,704,199
Synopsys, Inc.†	3,597	1,566,170
Tyler Technologies, Inc.†	990	412,305
		90,531,366
Technology hardware, storage & peripherals: 5.19%
Apple, Inc.	349,164	67,727,341
Hewlett Packard Enterprise Co.	30,603	514,130
HP, Inc.	20,473	628,726
NetApp, Inc.	5,052	385,973
Seagate Technology Holdings PLC	4,548	281,385
Western Digital Corp.†	7,556	286,599
		69,824,154
Materials: 1.63%
Chemicals: 1.12%
Air Products & Chemicals, Inc.	5,246	1,571,334
Albemarle Corp.	2,771	618,182
Celanese Corp.	2,364	273,751
CF Industries Holdings, Inc.	4,603	319,540
Corteva, Inc.	16,788	961,953
Dow, Inc.	16,704	889,655
DuPont de Nemours, Inc.	10,840	774,410
Eastman Chemical Co.	2,814	235,588
See accompanying notes to portfolio of investments
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Chemicals (continued)
Ecolab, Inc.	5,850	$1,092,137
FMC Corp.	2,953	308,116
International Flavors & Fragrances, Inc.	6,024	479,450
Linde PLC	11,562	4,406,047
LyondellBasell Industries NV Class A	5,992	550,245
Mosaic Co.	7,843	274,505
PPG Industries, Inc.	5,560	824,548
Sherwin-Williams Co.	5,542	1,471,512
		15,050,973
Construction materials: 0.10%
Martin Marietta Materials, Inc.	1,463	675,452
Vulcan Materials Co.	3,142	708,333
		1,383,785
Containers & packaging: 0.15%
Amcor PLC	34,750	346,805
Avery Dennison Corp.	1,906	327,451
Ball Corp.	7,428	432,384
International Paper Co.	8,196	260,715
Packaging Corp. of America	2,124	280,708
Sealed Air Corp.	3,410	136,400
Westrock Co.	6,049	175,844
		1,960,307
Metals & mining: 0.26%
Freeport-McMoRan, Inc.	33,849	1,353,960
Newmont Corp.	18,768	800,643
Nucor Corp.	5,933	972,893
Steel Dynamics, Inc.	3,792	413,063
		3,540,559
Real estate: 1.56%
Health care REITs: 0.12%
Healthpeak Properties, Inc.	12,918	259,652
Ventas, Inc.	9,448	446,607
Welltower, Inc.	11,738	949,487
		1,655,746
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	16,797	282,694
Industrial REITs : 0.20%
Prologis, Inc.	21,809	2,674,438
Office REITs : 0.05%
Alexandria Real Estate Equities, Inc.	3,718	421,956
Boston Properties, Inc.	3,370	194,078
		616,034
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 13

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Real estate management & development: 0.04%
CBRE Group, Inc. Class A†	7,341	$592,492
Residential REITs : 0.22%
AvalonBay Communities, Inc.	3,353	634,622
Camden Property Trust	2,521	274,461
Equity Residential	8,053	531,256
Essex Property Trust, Inc.	1,516	355,199
Invitation Homes, Inc.	13,729	472,278
Mid-America Apartment Communities, Inc.	2,755	418,374
UDR, Inc.	7,307	313,909
		3,000,099
Retail REITs : 0.19%
Federal Realty Investment Trust	1,733	167,702
Kimco Realty Corp.	14,639	288,681
Realty Income Corp.	15,899	950,601
Regency Centers Corp.	3,634	224,472
Simon Property Group, Inc.	7,722	891,737
		2,523,193
Specialized REITs : 0.72%
American Tower Corp.	11,006	2,134,504
Crown Castle, Inc.	10,242	1,166,973
Digital Realty Trust, Inc.	6,880	783,426
Equinix, Inc.	2,209	1,731,723
Extra Space Storage, Inc.	3,189	474,683
Iron Mountain, Inc.	6,887	391,319
Public Storage	3,737	1,090,755
SBA Communications Corp.	2,559	593,074
VICI Properties, Inc.	23,716	745,394
Weyerhaeuser Co.	17,294	579,522
		9,691,373
Utilities: 1.68%
Electric utilities: 1.10%
Alliant Energy Corp.	5,937	311,574
American Electric Power Co., Inc.	12,157	1,023,619
Constellation Energy Corp.	7,661	701,365
Duke Energy Corp.	18,200	1,633,268
Edison International	9,045	628,175
Entergy Corp.	4,994	486,266
Evergy, Inc.	5,424	316,870
Eversource Energy	8,238	584,239
Exelon Corp.	23,488	956,901
FirstEnergy Corp.	12,852	499,686
NextEra Energy, Inc.	47,785	3,545,647
NRG Energy, Inc.	5,437	203,289
PG&E Corp.†	38,177	659,699
Pinnacle West Capital Corp.	2,675	217,906
See accompanying notes to portfolio of investments
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Electric utilities (continued)
PPL Corp.	17,407	$460,589
Southern Co.	25,751	1,809,008
Xcel Energy, Inc.	12,997	808,023
		14,846,124
Gas utilities: 0.03%
Atmos Energy Corp.	3,412	396,952
Independent power and renewable electricity producers: 0.02%
AES Corp.	15,807	327,679
Multi-utilities: 0.48%
Ameren Corp.	6,202	506,517
CenterPoint Energy, Inc.	14,902	434,393
CMS Energy Corp.	6,888	404,670
Consolidated Edison, Inc.	8,184	739,834
Dominion Energy, Inc.	19,742	1,022,438
DTE Energy Co.	4,868	535,578
NiSource, Inc.	9,755	266,799
Public Service Enterprise Group, Inc.	11,784	737,796
Sempra Energy	7,431	1,081,879
WEC Energy Group, Inc.	7,449	657,300
		6,387,204
Water utilities: 0.05%
American Water Works Co., Inc.	4,597	656,222
Total common stocks (Cost $239,678,528)		877,628,749

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%)±	5.48%	12-25-2034	$2,508	2,316
Total non-agency mortgage-backed securities (Cost $2,508)				2,316
U.S. Treasury securities: 32.04%
U.S. Treasury Bonds	1.13	5-15-2040	2,251,000	1,459,193
U.S. Treasury Bonds	1.13	8-15-2040	2,981,000	1,916,690
U.S. Treasury Bonds	1.25	5-15-2050	3,785,000	2,128,323
U.S. Treasury Bonds	1.38	11-15-2040	1,746,000	1,168,183
U.S. Treasury Bonds	1.38	8-15-2050	4,388,000	2,549,668
U.S. Treasury Bonds	1.63	11-15-2050	4,394,000	2,728,743
U.S. Treasury Bonds	1.75	8-15-2041	4,938,000	3,469,138
U.S. Treasury Bonds	1.88	2-15-2041	4,559,000	3,310,796
U.S. Treasury Bonds	1.88	2-15-2051	4,844,000	3,207,447
U.S. Treasury Bonds	1.88	11-15-2051	3,485,000	2,300,372
U.S. Treasury Bonds	2.00	2-15-2050	3,135,000	2,149,067
U.S. Treasury Bonds	2.00	8-15-2051	4,900,000	3,340,231
U.S. Treasury Bonds	2.25	5-15-2041	4,397,000	3,386,377
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 15

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	2.25%	8-15-2046	$556,000	$406,206
U.S. Treasury Bonds	2.25	8-15-2049	3,118,000	2,265,300
U.S. Treasury Bonds	2.25	2-15-2052	645,000	466,113
U.S. Treasury Bonds	2.38	5-15-2051	4,919,000	3,657,161
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,508,664
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,498,674
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,499,355
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,490,435
U.S. Treasury Bonds	2.88	8-15-2045	1,430,000	1,180,029
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,654,683
U.S. Treasury Bonds	2.88	5-15-2049	2,582,000	2,134,084
U.S. Treasury Bonds	3.00	5-15-2042	776,000	666,996
U.S. Treasury Bonds	3.00	11-15-2044	1,951,000	1,650,958
U.S. Treasury Bonds	3.00	5-15-2045	1,115,000	941,696
U.S. Treasury Bonds	3.00	11-15-2045	834,000	703,329
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,590,449
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,617,617
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,786,665
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,770,867
U.S. Treasury Bonds	3.00	2-15-2049	2,614,000	2,210,566
U.S. Treasury Bonds	3.13	11-15-2041	846,000	744,976
U.S. Treasury Bonds	3.13	2-15-2042	919,000	807,787
U.S. Treasury Bonds	3.13	8-15-2044	1,999,000	1,729,838
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,969,355
U.S. Treasury Bonds	3.38	5-15-2044	1,432,000	1,290,982
U.S. Treasury Bonds	3.38	11-15-2048	2,541,000	2,296,330
U.S. Treasury Bonds	3.50	2-15-2039	731,000	700,275
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,449,346
U.S. Treasury Bonds	3.75	8-15-2041	929,000	897,320
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,586,467
U.S. Treasury Bonds	3.88	8-15-2040	946,000	938,646
U.S. Treasury Bonds	4.25	5-15-2039	681,000	712,017
U.S. Treasury Bonds	4.25	11-15-2040	977,000	1,016,004
U.S. Treasury Bonds	4.38	2-15-2038	381,000	405,467
U.S. Treasury Bonds	4.38	11-15-2039	757,000	801,474
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,139,016
U.S. Treasury Bonds	4.38	5-15-2041	842,000	886,106
U.S. Treasury Bonds	4.50	5-15-2038	428,000	460,852
U.S. Treasury Bonds	4.50	8-15-2039	721,000	775,019
U.S. Treasury Bonds	4.63	2-15-2040	730,000	796,042
U.S. Treasury Bonds	4.75	2-15-2037	264,000	292,050
U.S. Treasury Bonds	4.75	2-15-2041	1,084,000	1,196,677
U.S. Treasury Bonds	5.00	5-15-2037	375,000	424,614
U.S. Treasury Bonds	5.25	11-15-2028	479,000	503,605
U.S. Treasury Bonds	5.25	2-15-2029	349,000	368,140
U.S. Treasury Bonds	5.38	2-15-2031	752,000	823,323
U.S. Treasury Bonds	5.50	8-15-2028	369,000	391,082
U.S. Treasury Bonds	6.00	2-15-2026	445,000	459,862
See accompanying notes to portfolio of investments
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	6.13%	11-15-2027	$525,000	$564,190
U.S. Treasury Bonds	6.13	8-15-2029	293,000	325,253
U.S. Treasury Bonds	6.25	5-15-2030	478,000	542,194
U.S. Treasury Bonds	6.38	8-15-2027	224,000	241,395
U.S. Treasury Bonds	6.50	11-15-2026	296,000	314,916
U.S. Treasury Bonds	6.63	2-15-2027	215,000	230,999
U.S. Treasury Bonds	6.75	8-15-2026	221,000	235,305
U.S. Treasury Bonds	6.88	8-15-2025	16,974,000	17,685,449
U.S. Treasury Bonds	7.50	11-15-2024	240,000	247,163
U.S. Treasury Bonds	7.63	2-15-2025	1,415,000	1,469,831
U.S. Treasury Notes	0.25	5-15-2024	3,937,000	3,764,602
U.S. Treasury Notes	0.25	5-31-2025	10,364,000	9,484,275
U.S. Treasury Notes	0.25	8-31-2025	3,153,000	2,860,609
U.S. Treasury Notes	0.25	10-31-2025	3,586,000	3,236,365
U.S. Treasury Notes	0.38	4-30-2025	2,591,000	2,383,922
U.S. Treasury Notes	0.38	11-30-2025	3,685,000	3,326,288
U.S. Treasury Notes	0.38	1-31-2026	2,923,000	2,624,306
U.S. Treasury Notes	0.38	7-31-2027	2,771,000	2,370,504
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,673,285
U.S. Treasury Notes	0.50	3-31-2025	2,469,000	2,283,825
U.S. Treasury Notes	0.50	2-28-2026	4,104,000	3,686,546
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,746,438
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	1,972,949
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,172,713
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,503,325
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	2,917,316
U.S. Treasury Notes	0.63	3-31-2027	1,681,000	1,467,592
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,197,238
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,291,654
U.S. Treasury Notes	0.63	5-15-2030	3,025,000	2,423,309
U.S. Treasury Notes	0.63	8-15-2030	4,582,000	3,650,386
U.S. Treasury Notes	0.75	4-30-2026	4,130,000	3,718,936
U.S. Treasury Notes	0.75	5-31-2026	4,136,000	3,715,130
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,614,822
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,169,515
U.S. Treasury Notes	1.13	2-28-2025	2,444,000	2,290,773
U.S. Treasury Notes	1.13	2-28-2027	964,000	860,219
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,641,062
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	5,906,895
U.S. Treasury Notes	1.25	8-31-2024	1,400,000	1,335,305
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,633,973
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,690,060
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,634,731
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,308,144
U.S. Treasury Notes	1.38	1-31-2025	2,372,000	2,237,000
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,626,030
U.S. Treasury Notes	1.38	10-31-2028	24,195,000	21,049,650
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	19,113,540
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 17

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	1.50%	9-30-2024	$2,442,000	$2,330,011
U.S. Treasury Notes	1.50	10-31-2024	2,391,000	2,274,999
U.S. Treasury Notes	1.50	11-30-2024	10,419,000	9,892,352
U.S. Treasury Notes	1.50	8-15-2026	3,430,000	3,135,100
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,696,601
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,687,165
U.S. Treasury Notes	1.63	2-15-2026	3,342,000	3,097,094
U.S. Treasury Notes	1.63	5-15-2026	3,385,000	3,123,324
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,646,156
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,488,666
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,383,733
U.S. Treasury Notes	1.75	6-30-2024	2,424,000	2,337,929
U.S. Treasury Notes	1.75	7-31-2024	2,406,000	2,314,083
U.S. Treasury Notes	1.75	11-15-2029	1,739,000	1,524,886
U.S. Treasury Notes	1.88	8-31-2024	1,345,000	1,292,251
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,692,471
U.S. Treasury Notes	2.00	5-31-2024	7,089,000	6,871,899
U.S. Treasury Notes	2.00	6-30-2024	1,939,000	1,875,074
U.S. Treasury Notes	2.00	2-15-2025	3,537,000	3,366,782
U.S. Treasury Notes	2.00	8-15-2025	3,491,000	3,293,404
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,117,118
U.S. Treasury Notes	2.13	7-31-2024	1,927,000	1,860,910
U.S. Treasury Notes	2.13	9-30-2024	1,844,000	1,773,193
U.S. Treasury Notes	2.13	11-30-2024	1,852,000	1,773,579
U.S. Treasury Notes	2.13	5-15-2025	3,005,000	2,853,811
U.S. Treasury Notes	2.13	5-31-2026	1,793,000	1,676,945
U.S. Treasury Notes	2.25	10-31-2024	1,882,000	1,808,631
U.S. Treasury Notes	2.25	11-15-2024	3,535,000	3,394,705
U.S. Treasury Notes	2.25	12-31-2024	1,911,000	1,829,783
U.S. Treasury Notes	2.25	11-15-2025	3,473,000	3,281,171
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,115,107
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,085,694
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	2,991,586
U.S. Treasury Notes	2.38	8-15-2024	3,101,000	3,000,823
U.S. Treasury Notes	2.38	4-30-2026	1,812,000	1,708,730
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,142,705
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,004,113
U.S. Treasury Notes	2.50	5-15-2024	8,504,000	8,290,736
U.S. Treasury Notes	2.50	1-31-2025	1,936,000	1,858,031
U.S. Treasury Notes	2.50	2-28-2026	1,888,000	1,789,544
U.S. Treasury Notes	2.63	3-31-2025	1,884,000	1,808,419
U.S. Treasury Notes	2.63	12-31-2025	1,914,000	1,822,861
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,254,225
U.S. Treasury Notes	2.75	2-28-2025	1,955,000	1,883,444
U.S. Treasury Notes	2.75	6-30-2025	1,959,000	1,879,416
U.S. Treasury Notes	2.75	8-31-2025	2,020,000	1,934,939
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	3,974,434
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,227,721
See accompanying notes to portfolio of investments
18 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	2.88%	4-30-2025	$1,884,000	$1,814,233
U.S. Treasury Notes	2.88	5-31-2025	1,939,000	1,866,288
U.S. Treasury Notes	2.88	7-31-2025	1,949,000	1,873,705
U.S. Treasury Notes	2.88	11-30-2025	1,880,000	1,801,863
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,148,810
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,165,317
U.S. Treasury Notes	3.00	9-30-2025	1,994,000	1,919,147
U.S. Treasury Notes	3.00	10-31-2025	1,814,000	1,744,700
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,449,427
U.S. Treasury Notes	3.38	5-15-2033	1,905,000	1,837,134
Total U.S. Treasury securities (Cost $485,369,254)				431,203,652

		Yield	Shares
Short-term investments: 2.40%
Investment companies: 2.40%
Allspring Government Money Market Fund Select Class♠∞		5.02	32,228,024	32,228,024
Total short-term investments (Cost $32,228,024)				32,228,024
Total investments in securities (Cost $757,294,920)	99.64%			1,341,080,678
Other assets and liabilities, net	0.36			4,881,853
Total net assets	100.00%			$1,345,962,531

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund  | 19

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$28,617,803	$180,126,582	$(176,516,361)	$0	$0	$32,228,024	32,228,024	$1,162,630
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	149,819	2,679,313	(2,829,071)	(61)	0	0	0	3,948 [1]
				$(61)	$0	$32,228,024		$1,166,578

[1]	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	47	9-15-2023	$10,228,857	$10,547,388	$318,531	$0
U.S. Long Bond	17	9-20-2023	2,191,452	2,157,406	0	(34,046)
Ultra Long Term U.S. Treasury Bond	29	9-20-2023	3,989,361	3,950,344	0	(39,017)
2-Year U.S. Treasury Notes	19	9-29-2023	3,914,645	3,863,531	0	(51,114)
5-Year U.S. Treasury Notes	67	9-29-2023	7,320,973	7,175,281	0	(145,692)
10-Year U.S. Treasury Notes	462	9-20-2023	52,781,898	51,866,719	0	(915,179)
Short
E-Mini S&P 500 Index	(352)	9-15-2023	(77,456,273)	(78,993,200)	0	(1,536,927)
					$318,531	$(2,721,975)
See accompanying notes to portfolio of investments
20 | Allspring Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring FundsManagement, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Index Asset Allocation Fund  | 21

Notes to portfolio of investments—June 30, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$17,937	$0	$17,937
Common stocks
Communication services	73,675,266	0	0	73,675,266
Consumer discretionary	93,522,140	0	0	93,522,140
Consumer staples	58,523,192	0	0	58,523,192
Energy	36,083,769	0	0	36,083,769
Financials	108,991,948	0	0	108,991,948
Health care	117,786,898	0	0	117,786,898
Industrials	75,401,975	0	0	75,401,975
Information technology	248,057,687	0	0	248,057,687
Materials	21,935,624	0	0	21,935,624
Real estate	21,036,069	0	0	21,036,069
Utilities	22,614,181	0	0	22,614,181
Non-agency mortgage-backed securities	0	2,316	0	2,316
U.S. Treasury securities	431,203,652	0	0	431,203,652
Short-term investments
Investment companies	32,228,024	0	0	32,228,024
	1,341,060,425	20,253	0	1,341,080,678
Futures contracts	318,531	0	0	318,531
Total assets	$1,341,378,956	$20,253	$0	$1,341,399,209

Liabilities
Futures contracts	$2,721,975	$0	$0	$2,721,975
Total liabilities	$2,721,975	$0	$0	$2,721,975
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2023, $3,889,660 was segregated as cash collateral for these open futures contracts.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
22 | Allspring Index Asset Allocation Fund